Sales Revenue (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Sales Revenue
Income from operating leases	€ 41	€ 0
Income from finance leases	€ 19	€ 0